Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Statement [Abstract]
Revenue
Operating Expenses:
Employee compensation	196,093	179,569	460,056	179,569	463,782
Consulting fees	305,883	231,667	838,383	256,667	1,198,334
Depreciation	2,205		4,324		1,610
Professional fees	49,000	8,147	392,872	39,516	98,677
Occupancy	23,069		39,690		13,953
Research and development	71,779		71,779
Other	7,045	6,739	71,494	26,239	52,333	13,079
Total Operating Expenses	655,074	426,122	1,878,598	501,991	1,827,079	13,079
Loss from Operations	(655,074)	(426,122)	(1,878,598)	(501,991)	(1,827,079)	(13,079)
Other Income (Expenses)
Interest expense - related party	(18,019)		(28,845)		(9,663)
Gain (loss) on foreign currency exchange	(68)		(58)
Gain on settlement of accounts payable and accrued liabilities		47,003		47,003	47,003
Gain on settlement of bank overdraft				572	572
Total Other Income (Expenses) - net	(18,087)	47,003	(28,903)	47,575	37,912
Net Loss	(673,161)	(379,119)	(1,907,501)	(454,416)	(1,789,167)	(13,079)
Other comprehensive income (loss):
Foreign exchange translation adjustment	(6,714)		(7,499)
Comprehensive Loss	$ (679,875)	$ (379,119)	$ (1,915,000)	$ (454,416)
Net Loss per share of Class A, Class B, and Class C Common Stock Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.06)
Weighted Average Number of Class A, Class B, and Class C Common Shares Basic and Diluted	110,199,046	36,217,046	110,185,002	24,250,195	76,849,922	217,046